Financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,439	€ 6,446
Financial assets at fair value through profit or loss	6,797	6,782
Bonds issued by sovereign states
Financial assets at fair value through profit or loss
Financial assets held for trading	965	1,250
Other
Financial assets at fair value through profit or loss
Financial assets held for trading	5,474	5,196
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 358	€ 336